Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases

13	Leases
The Group is a lessee and enters into contracts to lease office property and motor vehicles. Leases are individually negotiated and include a variety of different terms and conditions in different countries.
Lease contracts have fixed payments and are either non-cancellable or may only be cancelled by incurring a substantive termination fee. The Group is prohibited from selling or pledging the underlying leased assets as security. The Group includes renewal options as part of the lease term when these are reasonably certain.
The Group has no material short term or low value asset leases.
A renegotiation of a lease contract took place in the current year whereby additional scope was included in the lease for a lower total consideration. This contract has been accounted for as a lease modification.
Right-of-use assets
The amount recognized as right-of-use assets is as shown:

	Leasehold property € '000s	Motor vehicles € '000s	Total € '000s
At January 1, 2022	14,528	13	14,541
Arising on business combinations	521	—	521
Effects of movements in exchange rates	(367)	5	(362)
Additions	5,625	—	5,625
Disposals	(115)	—	(115)
Amortization	(6,027)	(18)	(6,045)
At December 31, 2022	14,165	—	14,165
Arising on business combinations	4,195	—	4,195
Effects of movements in exchange rates	(568)	—	(568)
Additions	4,412	—	4,412
Modification	11,737	—	11,737
Disposals	(305)	—	(305)
Transfer to assets held for sale	(1,885)	—	(1,885)
Amortization	(6,885)	—	(6,885)
At December 31, 2023	24,866	—	24,866

13	Leases (continued)
Lease liabilities
The recognized lease liability is as shown:

	Leasehold property € '000s	Motor vehicles € '000s	Total € '000s
At January 1, 2022	16,236	13	16,249
Arising on business combinations	671	—	671
Effects of movements in exchange rates	(304)	(1)	(305)
Additions	8,024	—	8,024
Disposals	(112)	—	(112)
Interest expense	954	—	954
Lease payments	(8,210)	(12)	(8,222)
At December 31, 2022	17,259	—	17,259
Arising on business combinations	4,367	—	4,367
Effects of movements in exchange rates	(791)	—	(791)
Additions	4,410	—	4,410
Modification	11,737	—	11,737
Disposals	(341)	—	(341)
Transfer to liabilities associated with assets held for sale	(2,038)	—	(2,038)
Interest expense	2,068	—	2,068
Lease payments	(7,526)	—	(7,526)
At December 31, 2023	29,145	—	29,145

Maturity analysis - contractual undiscounted cash flows

	2023 € '000s	2022 € '000s
Less than one year	7,881	7,536
One to five years	17,919	14,961
More than five years	18,182	119
Total undiscounted lease liabilities	43,982	22,616

Lease liabilities
Lease liabilities included in the Consolidated Statement of Financial Position

	2023 € '000s	2022 € '000s
Current	5,226	6,951
Non-Current	23,919	10,308
Total lease liabilities	29,145	17,259

13	Leases (continued)
Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	2023 € '000s	2022 € '000s	2021 € '000s
Interest on lease liabilities	2,068	954	497
Amortization on right-of-use assets	6,885	6,045	2,841
	8,953	6,999	3,338

Amounts recognized in the Financing Activities of the Consolidated Statement of Cash Flows

	2023 € '000s	2022 € '000s	2021 € '000s
Interest paid on lease liabilities	1,837	1,196	532
Principal payment on lease liabilities	5,689	7,026	2,881
Total cash outflow for leases	7,526	8,222	3,413